Condensed Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 785,961	$ 1,091,579	$ 1,547,684
Cash equivalents held in trust	149,336,982	149,404,110	149,303,023
Other assets	2,617	34,023	170,255
Total assets	150,125,560	150,529,712	151,020,962
Current liabilities:
Accounts payable and accrued expenses	1,050,000	944,071	291,243
Accounts payable and accrued expenses - related party	15,631	1,552	5,712
Deferred underwriters' commission	4,500,000	4,500,000	4,500,000
Total current liabilities	5,565,631	5,445,623	4,796,955
Common stock, subject to possible redemption (at fair value): 14,040,234 shares at March 31, 2012 14,221,734 shares at December 31, 2011 and 14,544,181 shares at December 31, 2010	139,559,926	140,084,080	141,223,998
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value. Authorized 1,000,000 shares; none issued or outstanding at March 31, 2012 , December 31, 2011 or December 31, 2010
Common stock, $0.0001 par value. Authorized 500,000,000 shares, 17,142,857 shares issued and outstanding (less 14,040,234 shares subject to possible redemption) at March 31, 2012 , 17,142,857 shares issued and outstanding (less 14,221,734 shares subject to possible redemption) at December 31, 2011 and 17,464,286 shares issued and outstanding (less 14,544,181 shares subject to possible redemption) at December 31, 2010	298	292	292
Additional paid-in capital	6,944,186	6,420,038	5,280,120
Deficit accumulated during the development stage	(1,944,481)	(1,420,321)	(280,403)
Total stockholders' equity	5,000,003	5,000,009	5,000,009
Total liabilities and stockholders' equity	$ 150,125,560	$ 150,529,712	$ 151,020,962